Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Central Index Key	0001494558
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,206,939
Common Class C [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,708,415